Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	333-140177
Entity Registrant Name	XTREME FIGHTING CHAMPIONSHIPS, INC.
Entity Central Index Key	0001379043
Entity Tax Identification Number	98-0503336
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	495 Grand Boulevard
Entity Address, City or Town	Miramar Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32550
City Area Code	(949)
Local Phone Number	290-4919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false